GENERAL (Details)	Dec. 31, 2016 carrier	Dec. 31, 2016 vessel	Dec. 31, 2016 drilling_rig	Dec. 31, 2016 tanker	Dec. 31, 2015 vessel	Oct. 31, 2015 vessel
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of very large crude oil carriers owned	11
Number of Suezmax crude oil carriers owned	4
Number of Capesize drybulk carriers owned	8
Number of Supramax drybulk carriers owned	5
Number of Handysize drybulk carriers owned	7
Number of Kamsarmax drybulk carriers owned	2
Number of container vessels owned | vessel		20
Number of car carriers	2
Number of jack-up drilling rigs owned | drilling_rig			2
Number of ultra-deepwater drilling units owned by wholly-owned subsidiaries accounted for using the equity method | drilling_rig			2
Number of offshore supply vessels owned | vessel		5
Number of chemical tankers owned | tanker				2
Number of jack-up drilling rigs owned by wholly-owned subsidiaries account for using the equity method | drilling_rig			1
Number of oil product tankers contracted to be acquired		2		2	2
Number of container vessels contracted to be chartered in | vessel		1			2	2
Number of chartered-in container vessels delivered | vessel		1
Number of VLCCs held for sale | vessel		1